Employee benefits - Sensitivity analysis for actuarial assumptions (Details) - CAD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Actuarial assumption of discount rates | U.K.
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of reasonably possible increase in actuarial assumption	0.25%	0.25%
Percentage of reasonably possible decrease in actuarial assumption	0.25%	0.25%
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	$ (15,218)	$ (18,334)
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	$ 15,941	$ 19,263
Actuarial assumption of discount rates | France
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of reasonably possible increase in actuarial assumption	0.25%	0.25%
Percentage of reasonably possible decrease in actuarial assumption	0.25%	0.25%
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	$ (2,819)	$ (2,927)
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	$ 2,937	$ 3,056
Actuarial assumption of discount rates | GERMANY
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of reasonably possible increase in actuarial assumption	0.25%	0.25%
Percentage of reasonably possible decrease in actuarial assumption	0.25%	0.25%
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	$ (1,725)	$ (1,796)
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	$ 1,795	$ 1,874
Actuarial assumption of expected rates of salary increases | U.K.
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of reasonably possible increase in actuarial assumption	0.25%	0.25%
Percentage of reasonably possible decrease in actuarial assumption	0.25%	0.25%
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	$ 88	$ 181
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	$ (88)	$ (179)
Actuarial assumption of expected rates of salary increases | France
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of reasonably possible increase in actuarial assumption	0.25%	0.25%
Percentage of reasonably possible decrease in actuarial assumption	0.25%	0.25%
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	$ 3,040	$ 3,151
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	$ (2,929)	$ (3,029)
Actuarial assumption of expected rates of salary increases | GERMANY
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of reasonably possible increase in actuarial assumption	0.25%	0.25%
Percentage of reasonably possible decrease in actuarial assumption	0.25%	0.25%
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	$ 20	$ 23
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	$ (18)	$ (21)
Actuarial assumption of expected rates of pension increases | U.K.
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of reasonably possible increase in actuarial assumption	0.25%	0.25%
Percentage of reasonably possible decrease in actuarial assumption	0.25%	0.25%
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	$ 9,573	$ 10,675
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	$ (8,329)	$ (9,287)
Actuarial assumption of expected rates of pension increases | France
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of reasonably possible increase in actuarial assumption	0.25%	0.25%
Percentage of reasonably possible decrease in actuarial assumption	0.25%	0.25%
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	$ 0	$ 0
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	$ 0	$ 0
Actuarial assumption of expected rates of pension increases | GERMANY
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of reasonably possible increase in actuarial assumption	0.25%	0.25%
Percentage of reasonably possible decrease in actuarial assumption	0.25%	0.25%
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	$ 924	$ 948
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	$ (893)	$ (913)
Actuarial assumption of expected rates of inflation | U.K.
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of reasonably possible increase in actuarial assumption	0.25%	0.25%
Percentage of reasonably possible decrease in actuarial assumption	0.25%	0.25%
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	$ 10,803	$ 12,047
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	$ (10,577)	$ (11,798)
Actuarial assumption of expected rates of inflation | France
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of reasonably possible increase in actuarial assumption	0.25%	0.25%
Percentage of reasonably possible decrease in actuarial assumption	0.25%	0.25%
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	$ 3,040	$ 3,151
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	$ (2,929)	$ (3,029)
Actuarial assumption of expected rates of inflation | GERMANY
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of reasonably possible increase in actuarial assumption	0.25%	0.25%
Percentage of reasonably possible decrease in actuarial assumption	0.25%	0.25%
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	$ 924	$ 948
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	$ (893)	$ (913)
Actuarial assumption of life expectancy after retirement | U.K.
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Period of reasonably possible increase in actuarial assumption	1 year	1 year
Period of reasonably possible decrease in actuarial assumption	1 year	1 year
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	$ 13,356	$ 15,309
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	$ (13,750)	$ (15,478)
Actuarial assumption of life expectancy after retirement | France
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Period of reasonably possible increase in actuarial assumption	1 year	1 year
Period of reasonably possible decrease in actuarial assumption	1 year	1 year
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	$ 686	$ 664
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	$ (733)	$ (710)
Actuarial assumption of life expectancy after retirement | GERMANY
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Period of reasonably possible increase in actuarial assumption	1 year	1 year
Period of reasonably possible decrease in actuarial assumption	1 year	1 year
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	$ 2,044	$ 2,025
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	$ (1,828)	$ (1,809)